Note 1 - Summary of Significant Accounting Policies (Details Textual) - AUD ($)		6 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Research and Development Tax Incentive Income, Refundable Tax Offset, Percentage			43.50%
Research and Development Tax Incentive Income, Maximum Aggregated Turnover to Refundable Tax Offset			$ 20,000,000
Research and Development Tax Incentive Income, Non-refundable Tax Offset, Percentage			38.50%
Research and Development Tax Incentive Income, Minimum Aggregated Turnover to Non-refundable Tax Offset			$ 20,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned			$ 3,897,543	$ 2,826,244
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.00%	9.50%
Registered Retirement Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			5.00%
Distribution Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)			10 years
Minimum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			1.00%
Maximum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			2.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			10 years